Maturities of long-term Debt (Detail) $ in Thousands	Jun. 30, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 35,000
2018	59,633
2019	58,063
2020	120,129
2021	0
Thereafter	0
Long-term Debt, Total	272,825
Third Amended And Restated Credit Agreement
Debt Instrument [Line Items]
2020	120,129
2021	0
Thereafter	0
Long-term Debt, Total	120,129
Convertible Debentures
Debt Instrument [Line Items]
2018	59,633
2019	58,063
2021	0
Thereafter	0
Long-term Debt, Total	117,696
Senior Secured Notes
Debt Instrument [Line Items]
2017	35,000
2021	0
Thereafter	0
Long-term Debt, Total	$ 35,000